Summary of Significant Accounting Policies - Summary of Error Correction (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended					6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Buildings and improvements	$ 272,916	$ 272,605				$ 272,916			$ 272,605	$ 254,379
Fixed assets, net	200	210				200			210	61
Cash	2,029	5,758				2,029			5,758	11,805
Cash – restricted	4,144	5,216				4,144			5,216	4,891
Prepaid expenses	348	953				348			953	676
Accounts receivable, net	1,941	1,849				1,941			1,849	4,031
Other assets	218	99				218			99	108
Notes payable, net	145,675	146,948				145,675			146,948	207,153
Long-Term Line of Credit, Total	73,120	72,731				73,120			72,731	0
Accounts payable and accrued liabilities	16,036	16,351				16,036			16,351	8,345
Security deposit	166	161				166			161	166
Deferred revenue	486	376				486			376	155
Accumulated deficit	(112,433)	(109,168)				(112,433)			(109,168)	(101,049)
Non-controlling interest	98,270	99,681				98,270			99,681	107,378
Management income	0			$ 0		0	$ 313		427	4,466
Property operating expense	533			698		1,051	1,472		2,947	1,583
Professional fees									2,690	2,645
Organizational, offering and other costs	84			1,876		117	2,722		5,592	0
Other income	15			61		30	76		106	217
Net loss attributable to Mobile Infrastructure Corporation's common stockholders	$ (2,468)			$ (2,740)		$ (4,765)	$ (4,893)		$ (11,119)	$ (14,064)
Net loss per share attributable to Mobile Infrastructure Corporation's common stockholders — basic and diluted	$ (0.32)			$ (0.35)		$ (0.61)	$ (0.63)		$ (1.43)	$ (1.82)
Previously Reported [Member]
Buildings and improvements			$ 271,964	$ 271,046	$ 254,482		$ 271,046	$ 271,964
Fixed assets, net			207	296	56		296	207
Cash			5,862	8,623	9,418		8,623	5,862
Cash – restricted			6,721	5,357	5,043		5,357	6,721
Prepaid expenses			1,021	544	462		544	1,021
Accounts receivable, net			2,578	2,494	3,312		2,494	2,578
Other assets				121			121
Notes payable, net			148,278	150,299	205,965		150,299	148,278
Long-Term Line of Credit, Total				72,106			72,106
Accounts payable and accrued liabilities			21,604	18,530	15,589		18,530	21,604
Security deposit			97	185	166		185	97
Deferred revenue			372	101	99		101	372
Accumulated deficit			(106,692)	(104,541)	(102,855)		(104,541)	(106,692)
Non-controlling interest			101,609	102,986	104,906		102,986	101,609
Management income				427			427
Property taxes			1,912	1,844	1,836		3,680	5,592
Property operating expense			501	731	837		1,568	2,069
General and administrative			2,455	1,882	1,506		3,388	5,843
Professional fees				532			1,562
Organizational, offering and other costs			2,168	1,567			2,525	4,693
Depreciation and amortization			2,137	2,021	1,967		3,988	6,125
Interest expense			(3,387)	(3,168)	(2,539)		(5,707)	(9,094)
Other income				15			30
Net loss			(4,596)	(3,997)	(4,278)		(8,275)	(12,871)
Net income attributable to non-controlling interest			(2,445)	(2,311)	(2,472)		(4,783)	(7,228)
Net loss attributable to Mobile Infrastructure Corporation's common stockholders			$ (2,901)	$ (2,436)	$ (2,556)		$ (4,992)	$ (7,893)
Net loss per share attributable to Mobile Infrastructure Corporation's common stockholders — basic and diluted			$ (0.37)	$ (0.31)	$ (0.33)		$ (0.64)	$ (1.02)
Previously Reported [Member] | Nonrelated Party [Member]
Accounts receivable, net				$ 2,494			$ 2,494
Previously Reported [Member] | Related Party [Member]
Accounts receivable, net				0			0
Previously Reported [Member] | Base Rent Income [Member]
Rental income				2,122			4,173
Previously Reported [Member] | Percentage Rent Income [Member]
Rental income			$ 6,245	4,856	$ 4,329		9,185	$ 15,430
Revision of Prior Period, Adjustment [Member]
Buildings and improvements			(156)	(156)	(156)		(156)	(156)
Fixed assets, net			0	(81)	(43)		(81)	0
Cash			0	(441)	(548)		(441)	0
Cash – restricted			0	226	333		226	0
Prepaid expenses			(13)	(138)	194		(138)	(13)
Accounts receivable, net			(85)	(291)	(197)		(291)	(85)
Other assets				(127)			(127)
Notes payable, net			0	(37)	0		(37)	0
Long-Term Line of Credit, Total				290			290
Accounts payable and accrued liabilities			(119)	(856)	(954)		(856)	(119)
Security deposit			61	(46)	(46)		(46)	61
Deferred revenue			0	(35)	(35)		(35)	0
Accumulated deficit			(40)	(305)	370		(305)	(40)
Non-controlling interest			(56)	(352)	850		(352)	(56)
Management income				(427)			(114)
Property taxes			(106)	(105)	(205)		(105)	(106)
Property operating expense			(17)	(33)	16		(96)	(97)
General and administrative			44	(44)	9		(44)	(9)
Professional fees				(38)			(387)
Organizational, offering and other costs			(197)	309			197	0
Depreciation and amortization			(43)	43	43		43	(43)
Interest expense			(288)	(198)	83		(250)	(383)
Other income				46			46
Net loss			(96)	(656)	1,220		225	(89)
Net income attributable to non-controlling interest			(56)	(352)	850		126	(52)
Net loss attributable to Mobile Infrastructure Corporation's common stockholders			$ (40)	$ (304)	$ 370		$ 99	$ (37)
Net loss per share attributable to Mobile Infrastructure Corporation's common stockholders — basic and diluted			$ (0.01)	$ (0.04)	$ 0.05		$ 0.01	$ 0.01
Revision of Prior Period, Adjustment [Member] | Nonrelated Party [Member]
Accounts receivable, net				$ (291)			$ (291)
Revision of Prior Period, Adjustment [Member] | Related Party [Member]
Accounts receivable, net				156			156
Revision of Prior Period, Adjustment [Member] | Base Rent Income [Member]
Rental income				(120)			(120)
Revision of Prior Period, Adjustment [Member] | Percentage Rent Income [Member]
Rental income			$ (187)	175	$ 127		271	$ (187)
Adjusted [Member]
Buildings and improvements			271,808	270,890	254,326		270,890	271,808
Fixed assets, net			207	215	13		215	207
Cash			5,862	8,182	8,870		8,182	5,862
Cash – restricted			6,721	5,583	5,376		5,583	6,721
Prepaid expenses			1,008	406	656		406	1,008
Accounts receivable, net			2,493	2,203	3,115		2,203	2,493
Other assets				6			6
Notes payable, net			148,278	150,262	205,965		150,262	148,278
Long-Term Line of Credit, Total				72,396			72,396
Accounts payable and accrued liabilities			21,485	17,674	14,635		17,674	21,485
Security deposit			158	139	120		139	158
Deferred revenue			372	66	64		66	372
Accumulated deficit			(106,732)	(104,846)	(102,485)		(104,846)	(106,732)
Non-controlling interest			101,553	102,634	105,756		102,634	101,553
Management income				0			313
Property taxes		1,709	1,806	1,739	1,631		3,575	5,486
Property operating expense		912	484	698	853		1,472	1,972
General and administrative		2,683	2,499	1,838	1,515		3,344	5,834
Professional fees				494			1,175
Organizational, offering and other costs		1,745	1,971	1,876			2,722	4,693
Depreciation and amortization		2,080	2,094	2,064	2,010		4,031	6,082
Interest expense		(3,415)	(3,675)	(3,366)	(2,457)		(5,957)	(9,477)
Other income				61			76
Net loss		(5,923)	(4,692)	(4,653)	(3,058)		(8,050)	(12,960)
Net income attributable to non-controlling interest		(3,422)	(2,501)	(2,663)	(1,622)		(4,657)	(7,280)
Net loss attributable to Mobile Infrastructure Corporation's common stockholders		$ (3,251)	$ (2,941)	$ (2,740)	$ (2,186)		$ (4,893)	$ (7,930)
Net loss per share attributable to Mobile Infrastructure Corporation's common stockholders — basic and diluted		$ (0.42)	$ (0.38)	$ (0.35)	$ (0.28)		$ (0.63)	$ (1.01)
Adjusted [Member] | Nonrelated Party [Member]
Accounts receivable, net				$ 2,203			$ 2,203
Adjusted [Member] | Related Party [Member]
Accounts receivable, net				156			156
Adjusted [Member] | Base Rent Income [Member]
Rental income				2,002			4,053
Adjusted [Member] | Percentage Rent Income [Member]
Rental income		$ 4,785	$ 6,058	$ 5,031	$ 4,456		$ 9,456	$ 15,243